Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harbor Funds II
Entity Central Index Key	0001994489
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000247204
Shareholder Report [Line Items]
Fund Name	Embark Commodity Strategy Fund (Consolidated)
Class Name	Retirement Class
Trading Symbol	Ticker: ECSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$36	0.71%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 3,018,202,000
Holdings Count | Holding	633
Advisory Fees Paid, Amount	$ 9,942,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,018,202
Number of Investments (includes derivatives)	633
Total Net Advisory Fees Paid (in thousands)	$9,942
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	85.5%
Financials	6.5%
Consumer Staples	2.2%
Industrials	1.4%
Communication Services	1.1%
Information Technology	1.1%
Utilities	1.1%
Consumer Discretionary	0.8%
Energy	0.3%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Precious Metals	26.4%
Energy	26.1%
Grains	16.2%
Industrial Metals	13.6%
Softs	11.9%
Livestock	5.8%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

C000247205
Shareholder Report [Line Items]
Fund Name	Embark Commodity Strategy Fund (Consolidated)
Class Name	Institutional Class
Trading Symbol	Ticker: ECSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$40	0.79%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 3,018,202,000
Holdings Count | Holding	633
Advisory Fees Paid, Amount	$ 9,942,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,018,202
Number of Investments (includes derivatives)	633
Total Net Advisory Fees Paid (in thousands)	$9,942
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	85.5%
Financials	6.5%
Consumer Staples	2.2%
Industrials	1.4%
Communication Services	1.1%
Information Technology	1.1%
Utilities	1.1%
Consumer Discretionary	0.8%
Energy	0.3%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Precious Metals	26.4%
Energy	26.1%
Grains	16.2%
Industrial Metals	13.6%
Softs	11.9%
Livestock	5.8%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

C000247206
Shareholder Report [Line Items]
Fund Name	Embark Small Cap Equity Fund
Class Name	Retirement Class
Trading Symbol	Ticker: ESCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$28	0.61%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,560,991,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 4,905,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,560,991
Number of Investments	318
Total Net Advisory Fees Paid (in thousands)	$4,905
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	21.8%
Financials	16.1%
Information Technology	15.3%
Health Care	13.6%
Consumer Discretionary	12.5%
Materials	4.7%
Energy	4.6%
Consumer Staples	4.1%
Communication Services	3.8%
Real Estate	2.7%
Utilities	0.8%

C000247207
Shareholder Report [Line Items]
Fund Name	Embark Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	Ticker: ESCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$32	0.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,560,991,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 4,905,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,560,991
Number of Investments	318
Total Net Advisory Fees Paid (in thousands)	$4,905
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	21.8%
Financials	16.1%
Information Technology	15.3%
Health Care	13.6%
Consumer Discretionary	12.5%
Materials	4.7%
Energy	4.6%
Consumer Staples	4.1%
Communication Services	3.8%
Real Estate	2.7%
Utilities	0.8%